Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® ESG & Climate High Yield Corporate Core Index Fund
SUPPLEMENT DATED SEPTEMBER 19, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED

1.	The following information is added to the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate High Yield Corporate Core Index Fund – Principal Risks” beginning on page 202 of the Prospectus:
Seed Investor Risk is the risk that may result from NTI and/or its affiliates making payments to one or more investors to contribute seed capital to the Fund, such as an Authorized Participant, a market maker and/or another entity. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of NTI and/or its affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from NTI and/or its affiliates have ceased. As with redemptions by other large shareholders, redemptions by seed investors could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares.

FlexShares ESG & Climate High Yield Corporate Core Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® ESG & Climate High Yield Corporate Core Index Fund
SUPPLEMENT DATED SEPTEMBER 19, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED

1.	The following information is added to the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate High Yield Corporate Core Index Fund – Principal Risks” beginning on page 202 of the Prospectus:
Seed Investor Risk is the risk that may result from NTI and/or its affiliates making payments to one or more investors to contribute seed capital to the Fund, such as an Authorized Participant, a market maker and/or another entity. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of NTI and/or its affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from NTI and/or its affiliates have ceased. As with redemptions by other large shareholders, redemptions by seed investors could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares.